Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Line Items]
Disclosure - Pay vs Performance Disclosure
Year	PEO Summary Compensation Total ($)	PEO Compensation Actually Paid ($)	Other NEO Average Summary Compensation ($)	Other NEO Average Compensation Actually Paid ($)	Company TSR Value of $100 Investment ($)	Net Income (Loss) ($)
2025	325,000	325,000	325,000	325,000	$171.30	(2,982,333)
2024	325,000	325,000	325,000	325,000	$102.78	(725,827)
2023	325,000	325,000	325,000	325,000	$109.26	1,049,699

PEO Total Compensation Amount	$ 325,000	$ 325,000	$ 325,000
Compensation actually paid	325,000	325,000	325,000
Non-PEO NEO Average Total Compensation Amount	325,000	325,000	325,000
Non Peo actually paid	325,000	325,000	325,000
Total Shareholder Return Amount	171.30	102.78	109.26
Net income loss	$ 2,982,333	$ 725,827	$ (1,049,699)
PEO Name	Lee Chong Kuang	Lee Chong Kuang	Lee Chong Kuang